STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income (loss) from operations		$ (11,579,000)
Other income/(expense)
Total other expense, net		(2,088,000)
Net loss		13,845,000
CIK 001836707 SBEA Merger Sub LLC
Formation and operating costs	$ 3,543	4,252,208
Income (loss) from operations	(3,543)	(4,252,208)
Other income/(expense)
Unrealized gain on change in fair value of warrants	0	(2,732,584)
Transaction costs allocated to warrant liabilities	0	(820,691)
Interest income	0	72,450
Total other expense, net		(3,480,825)
Net loss	$ 3,543	$ 7,733,033
Basic weighted average shares outstanding, Class A common stock subject to possible redemption (in shares)	0	28,828,767
Diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in shares)		28,828,767
Basic net loss per share, Class A common stock subject to possible redemption (in dollar per share)	$ 0	$ (0.21)
Diluted net loss per share, Class A common stock subject to possible redemption (in dollar per share)		$ (0.20)
Basic weighted average shares outstanding - Class A and Class B non-redeemable common stock	7,500,000	8,440,068
Diluted weighted average shares outstanding - Class A and Class B non-redeemable common stock	7,500,000	8,440,068
Net loss per share, common stock, Basic	$ 0	$ (0.21)
Net loss per share, common stock, Diluted		$ (0.20)